CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss	$ (52.8)	$ (255.1)
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	(4.2)	(4.4)
Net realized change in fair value of marketable securities	(2.9)	0.2
Tax impact	(0.1)	0.4
Other comprehensive income (loss), net of income tax	(7.2)	(3.8)
Movement in cash flow hedge fair value reserve from continuing operations
Effective portion of changes in fair value of cash flow hedges	29.7	57.8
Time value of options contracts excluded from hedge relationship	(7.4)	3.3
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(34.0)	(11.5)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	(17.3)	0.0
Tax impact	0.9	(2.6)
Other comprehensive income, net of income taxes	(28.1)	47.0
Currency translation adjustment	0.0	2.5
Other comprehensive income, net of income taxes	(28.1)	49.5
Total other comprehensive income (loss)	(35.3)	45.7
Net earnings (loss) and OCI	(88.1)	(209.4)
Comprehensive income (loss) attributable to:
Equity holders	(105.4)	(208.7)
Non-controlling interests	17.3	(0.7)
Net earnings (loss) and OCI	(88.1)	(209.4)
Total comprehensive loss attributable to equity holders arising from:
Continuing operations	(90.8)	(50.1)
Discontinued operations	(14.6)	(158.6)
Equity holders	$ (105.4)	$ (208.7)